                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                 Registered Management Investment Companies

                                    811-3984

                      (Investment Company Act File Number)

                      Federated International Series, Inc.
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End: 11/30/2005

           Date of Reporting Period: Fiscal year ended 11/30/2005

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated International Bond Fund

Established 1991

A Portfolio of Federated International Series, Inc.

15TH ANNUAL SHAREHOLDER REPORT

November 30, 2005

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$12.63	$11.76	$10.06	$ 8.97		$8.63
Income From Investment Operations:
Net investment income	0.24 [1]	0.27 [1]	0.31 [1]	0.30	[1,2]	0.34 [1]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(1.30)	1.36	1.93	0.79	[2]	--
TOTAL FROM INVESTMENT OPERATIONS	(1.06)	1.63	2.24	1.09		0.34
Less Distributions:
Distributions from net investment income	(0.71)	(0.76)	(0.54)	--		--
TOTAL FROM DISTRIBUTIONS	(0.71)	(0.76)	(0.54)	--		--
Net Asset Value, End of Period	$10.86	$12.63	$11.76	$10.06		$8.97
Total Return [3]	(8.88)%	14.59%	23.25%	12.15%		3.94%

Ratios to Average Net Assets:
Net expenses	0.81%	0.90%	1.25%	1.73%		1.58%
Net investment income	2.05%	2.36%	2.80%	3.27	% [2]	3.85%
Expense waiver/reimbursement [4]	0.76%	0.78%	0.64%	0.55%		0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$118,261	$101,956	$88,753	$33,663		$63,587
Portfolio turnover	76%	80%	126%	208%		436%

1 Based on average of shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain (loss) per share by $0.03, and decrease the ratio of net investment income to average net assets from 3.61% to 3.27%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$12.32	$11.51	$ 9.86	$8.86		$8.58
Income From Investment Operations:
Net investment income	0.14 [1]	0.19 [1]	0.23 [1]	0.24	[1,2]	0.28 [1]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(1.26)	1.32	1.90	0.76	[2]	--
TOTAL FROM INVESTMENT OPERATIONS	(1.12)	1.51	2.13	1.00		0.28
Less Distributions:
Distributions from net investment income	(0.62)	(0.70)	(0.48)	--		--
TOTAL FROM DISTRIBUTIONS	(0.62)	(0.70)	(0.48)	--		--
Net Asset Value, End of Period	$10.58	$12.32	$11.51	$9.86		$8.86
Total Return [3]	(9.60)%	13.80%	22.43%	11.29%		3.26%

Ratios to Average Net Assets:
Net expenses	1.62%	1.62%	1.97%	2.45%		2.30%
Net investment income	1.24%	1.64%	2.09%	2.58	% [2]	3.14%
Expense waiver/reimbursement [4]	0.50%	0.56%	0.42%	0.33%		0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,326	$17,727	$16,051	$9,433		$6,952
Portfolio turnover	76%	80%	126%	208%		436%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain (loss) per share by $0.03, and decrease the ratio of net investment income to average net assets from 2.92% to 2.58%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$12.29	$11.50	$ 9.86	$8.86		$8.58
Income From Investment Operations:
Net investment income	0.14 [1]	0.18 [1]	0.23 [1]	0.24	[1,2]	0.28 [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.26)	1.32	1.90	0.76	[2]	--
TOTAL FROM INVESTMENT OPERATIONS	(1.12)	1.50	2.13	1.00		0.28
Less Distributions:
Distributions from net investment income	(0.63)	(0.71)	(0.49)	--		--
TOTAL FROM DISTRIBUTIONS	(0.63)	(0.71)	(0.49)	--		--
Net Asset Value, End of Period	$10.54	$12.29	$11.50	$9.86		$8.86
Total Return [3]	(9.60)%	13.74%	22.51%	11.29%		3.26%

Ratios to Average Net Assets:
Net expenses	1.62%	1.62%	1.97%	2.45%		2.30%
Net investment income	1.24%	1.64%	2.10%	2.57	% [2]	3.14%
Expense waiver/reimbursement [4]	0.50%	0.56%	0.42%	0.33%		0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,432	$36,885	$23,051	$5,841		$2,675
Portfolio turnover	76%	80%	126%	208%		436%

1 Based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain (loss) per share by $0.03, and decrease the ratio of net investment income to average net assets from 2.91% to 2.57%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

ACTUAL EXPENSES

The first section of the tables below provide information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period and to estimate the expenses that you would have incurred if the Fund's current expense ratios had been in effect throughout the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the tables below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual and current expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the current expenses shown in the first table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the first table shown below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2005	Ending Account Value 11/30/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 940.30	$4.38
Class B Shares	$1,000	$ 937.10	$7.87
Class C Shares	$1,000	$936.90	$7.87
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.56	$4.56
Class B Shares	$1,000	$1,016.95	$8.19
Class C Shares	$1,000	$1,016.95	$8.19

1 Expenses are equal to the Fund's annualized current net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the expenses paid using the current fees as if they had been in effect throughout the most recent one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.90%
Class B Shares	1.62%
Class C Shares	1.62%
	Beginning Account Value 6/1/2005	Ending Account Value 11/30/2005	Expenses Paid During Period [2]
Actual:
Class A Shares	$1,000	$ 940.30	$3.60
Class B Shares	$1,000	$ 937.10	$7.87
Class C Shares	$1,000	$936.90	$7.87
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.36	$3.75
Class B Shares	$1,000	$1,016.95	$8.19
Class C Shares	$1,000	$1,016.95	$8.19

2 Expenses are equal to the Fund's annualized net expense ratios in effect during the period multiplied by the average account value over the period, multiplied by 183/365 (to reflect the expenses paid during the most recent one-half year period). The expense ratios for this Fund were reduced for a one-time expense adjustment during the most recent one-half year period. This table shows the actual expenses paid during the period. The annualized net expense ratios in effect during the period were as follows:

Class A Shares	0.74%
Class B Shares	1.62%
Class C Shares	1.62%

Management's Discussion of Fund Performance

For the 12-month reporting period, the total return of Federated International Bond Fund, based on net asset value (NAV), was (8.88)% for Class A Shares, (9.60)% for Class B Shares, and (9.60)% for Class C shares. The total return of the J.P. Morgan Global Non-U.S. Dollar Government Bond Index ("JPMGXUS") 1 was (8.46)% during the same 12-month period. The fund's total returns reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the JPMGXUS.

During the reporting period, the most significant factors which affected the fund's performance relative to the JPMGXUS were (1) the allocation of the portfolio among similar securities denominated in different currencies; 2 (2) the selection of securities with different maturities (expressed by a "yield curve" showing the relative yield of similar securities with different maturities); (3) the selection of securities to take advantage of changes in interest rates (referred to as "duration"); 3 and (4) the allocation of portfolio among securities issued by governments or corporations in different countries (referred to as "country allocation").

CURRENCY ALLOCATION

The fund's currency allocation strategy contributed to fund performance relative to the JPMGXUS during the reporting period by positioning the fund to take advantage of the global exchange rate environment. Specifically, during the reporting period, the fund benefited from its overweight exposure, as compared to the JPMGXUS, to the Australian dollar, Canadian dollar and Japanese yen, and its underweight exposure to the euro, Danish krone, Swedish krona, and the British pound. Additionally, the fund benefited from its exposure to the Mexican peso, a currency that is not part of the JPMGXUS and outperformed the currencies that are included in the JPMGXUS.

1 The J.P. Morgan Global Non-U.S. Dollar Government Bond Index is the standard unmanaged foreign securities index representing major government bond markets. Investments cannot be made in an index.

2 International investing involves special risks including currency risk, increased volatility of foreign securities, political risks, and differences in auditing and other financial standards.

3 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

YIELD CURVE STRATEGY

The fund's yield curve strategy contributed to fund performance relative to the JPMGXUS. Generally, within the principal countries and currencies to which the fund's portfolio of investments was allocated, bonds with longer maturities ( i.e. , 15 years or more) performed better than bonds with shorter maturities ( i.e. , 5 years or less). Additionally, in these principal markets, both long and short maturity bonds generally performed better than bonds with intermediate maturities ( i.e. , 5 to 15 years). Throughout the reporting period, as compared to the JPMGXUS, the fund owned fewer bonds with intermediate maturities and more short and long maturity issues. Additionally, relative to the JPMGXUS, the fund had more exposure to long maturity bonds.

DURATION 4

The fund's duration strategy detracted from fund performance relative to the JMPGXUS. In general, the principal markets in which the fund invests experienced a decline in long-term interest rates, a condition that is more beneficial to a longer duration portfolio than a shorter duration portfolio. During the reporting period, however, the fund's overall average portfolio duration was shorter than the duration of the JPMGXUS, due to the fund's exposure to shorter duration investments such as cash and short-term bonds.

COUNTRY ALLOCATION

The fund's country allocation strategy contributed to fund performance relative to the JPMGXUS. During the reporting period, Canadian, Australian and New Zealand bonds had greater total returns than European and Japanese bonds. Throughout this period, relative to the JPMGXUS, fund management allocated more of the fund's portfolio to Canada, New Zealand, and Australia and less of its portfolio to Europe and Japan. Additionally, the fund had exposure to Mexico, a country that is not represented in the JPMGXUS but that performed better than the majority of countries represented in that index.

4 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated International Bond Fund (Class A Shares) (the "Fund") from November 30, 1995 to November 30, 2005, compared to the J.P. Morgan Global Government Bond (non U.S.) Index (JPMGXUS) 2 ..

Average Annual Total Returns [3] for the Period Ended 11/30/2005
1 Year	(13.01)%
5 Years	7.45%
10 Years	3.49%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The JPMGXUS has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The JPMGXUS is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated International Bond Fund (Class B Shares) (the "Fund") from November 30, 1995 to November 30, 2005, compared to the J.P. Morgan Global Government Bond (non U.S.) Index (JPMGXUS) 2 ..

Average Annual Total Returns [3] for the Period Ended 11/30/2005
1 Year	(14.33)%
5 Years	7.37%
10 Years	3.37%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The JPMGXUS has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The JPMGXUS is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated International Bond Fund (Class C Shares) (the "Fund") from November 30, 1995 to November 30, 2005, compared to the J.P. Morgan Global Government Bond (non U.S.) Index (JPMGXUS) 2 ..

Average Annual Total Returns [3] for the Period Ended 11/30/2005
1 Year	(11.32)%
5 Years	7.45%
10 Years	3.11%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the maximum contingent deferred sales charge of 1.00%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The JPMGXUS has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The JPMGXUS is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Tables

At November 30, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody's Long-Term Ratings as Percentage of Total Net Assets
AAA	61.4%	Aaa	64.0%
AA	13.7%	Aa	9.5%
A	12.5%	A	11.2%
BBB	7.3%	Baa	10.2%
BB	3.5%	Ba	1.4%
		B	0.6%
Not Rated by S&P 2	0.0%	Not Rated by Moody's 2	1.5%
Cash Equivalents [3]	0.4%	Cash Equivalents [3]	0.4%
Other Assets and Liabilities--Net [4]	1.2%	Other Assets and Liabilities--Net [4]	1.2%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

2 Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, all fixed-income securities (excluding cash equivalents) have a long-term, credit-quality rating by one of these NRSROs.

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.

4 See Statement of Assets and Liabilities.

At November 30, 2005, the Fund's issuer country and currency exposure composition 5 were as follows:

Country	Country Exposure as a Percentage of Total Net Assets	Currency Exposure as a Percentage of Total Net Assets
Germany	14.7%	0.0%
United States [6]	13.7%	0.0%
United Kingdom	10.3%	5.7%
Canada	9.7%	5.8%
Japan	7.1%	35.9%
France	6.9%	0.0%
Netherlands	6.2%	0.0%
Austria	5.4%	0.0%
Luxembourg	4.4%	0.0%
Sweden	4.0%	4.0%
Australia	3.6%	3.6%
Ireland	2.9%	0.0%
Mexico	2.9%	2.9%
Norway	2.6%	0.0%
Italy	2.1%	0.0%
Spain	1.4%	0.0%
Denmark	0.5%	0.0%
Euro	0.0%	38.2%
Switzerland	0.0%	1.3%
New Zealand	0.0%	1.0%
Cash Equivalents [3]	0.4%	0.4%
Other Assets and Liabilities--Net [4]	1.2%	1.2%
TOTAL	100.0%	100.0%

5 This table depicts the Fund's exposure to various countries and currencies through its investment in foreign fixed-income securities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company (the "Issuer") is incorporated. However, the Fund's adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's office, the location of the principal trading market for the Issuer's securities or the country from which a majority of the Issuer's revenue is derived.

6 Consists of non-U.S. dollar denominated fixed-income securities issued by an entity domiciled in the United States.

Portfolio of Investments

November 30, 2005

Foreign Currency Par Amount or Principal Amount		Credit Rating	Value in U.S. Dollars
	BONDS--98.4%
	AUSTRALIAN DOLLAR--3.6%
	State/Provincial--3.6%
$4,025,000	New South Wales, State of, Local Gov't. Guarantee, 6.50%, 5/1/2006	AAA/Aaa	$2,985,439
4,100,000	New South Wales, State of, Local Gov't. Guarantee, (Series 12RG), 6.00%, 5/1/2012	AAA/Aaa	3,088,946
	TOTAL AUSTRALIAN DOLLARS		6,074,385
	BRITISH POUND--5.7%
	Retailers--1.1%
1,000,000	Wal-Mart Stores, Inc., 4.75%, 1/29/2013	AA/Aa2	1,738,602
	Sovereign--4.6%
2,300,000	United Kingdom, Government of, Bond, 5.00%, 3/7/2008	AAA/Aaa	4,039,156
2,100,000	United Kingdom, Government of, Treasury Bill, 5.00%, 3/7/2012	AAA/Aaa	3,783,255
	TOTAL		7,822,411
	TOTAL BRITISH POUND		9,561,013
	CANADIAN DOLLAR--5.8%
	Sovereign--5.8%
5,600,000	Canada, Government of, 5.00%, 6/1/2014	AAA/Aaa	5,134,394
5,100,000	Canada, Government of, 5.25%, 6/1/2012	AAA/Aaa	4,694,675
	TOTAL CANADIAN DOLLARS		9,829,069
	EURO--36.7%
	Automotive--0.6%
1,200,000	General Motors Corp., Bond, (Series EMTN), 8.375%, 7/5/2033	BB-/B1	974,090
	Banking--2.6%
700,000	Danske Bank A/S, (Series EMTN), 4.10%, 3/16/2018	A/Aa2	838,424
1,500,000	Hypovereinsbank LUX, 3.863%, 12/18/2008	BBB/Baa2	1,818,726
1,200,000	Landesbank Schleswig-Holstein, Note, 7.407%, 6/29/2049	A/A3	1,689,697
	TOTAL		4,346,847
	Beverage & Tobacco--1.6%
2,200,000	Coca-Cola HBC Finance PLC, Company Guarantee, (Series EMTN), 5.25%, 6/27/2006	A/A3	2,629,855
Foreign Currency Par Amount or Principal Amount		Credit Rating	Value in U.S. Dollars
	BONDS--continued
	EURO--continued
	Cable & Wireless Television--1.1%
$1,475,000	Hellenic Telecommunication Organization SA, Company Guarantee, (Series REGS), 6.125%, 2/7/2007	A-/A2	$1,804,326
	Finance - Automotive--1.4%
2,000,000	General Motors Acceptance Corp., Note, (Series EMTN), 5.75%, 2/14/2006	BB/Ba1	2,337,958
	Industrial Products & Equipment--2.3%
3,200,000	Tyco International Group SA, Company Guarantee, 6.125%, 4/4/2007	BBB/Baa3	3,915,980
	Insurance--0.5%
700,000	Allianz Finance BV, Sub., (Series XW), 4.375%, 2/28/2049	A/A2	817,213
	Oil & Gas--1.0%
1,400,000	Pemex Project Funding Master, (Series REGS), 7.75%, 8/2/2007	BBB-/Baa1	1,773,571
	Sovereign--19.1%
4,000,000	Bundesrepublic Deutschland, 4.00%, 1/4/2037	AAA/Aaa	4,916,432
1,050,000	Bundesrepublic Deutschland, Bond, 3.25%, 7/4/2015	AAA/Aaa	1,221,362
3,450,000	Bundesschatzanweisungen, Note, 2.00%, 6/15/2007	AAA/Aaa	4,023,500
1,200,000	Bundesschatzanweisungen, Note, 2.50%, 3/23/2007	AAA/Aaa	1,410,556
1,900,000	France, Government of, 4.75%, 4/25/2035	AAA/Aaa	2,608,116
1,800,000	France, Government of, Bond, 4.00%, 4/25/2055	AAA/Aaa	2,214,092
2,275,000	France, Government of, Bond, 4.25%, 4/25/2019	AAA/Aaa	2,865,578
1,150,000	France, Government of, Bond, 4.75%, 10/25/2012	AAA/Aaa	1,478,498
2,500,000	Germany, Government of, 4.75%, 7/4/2028	AAA/Aaa	3,370,217
3,000,000	Germany, Government of, Bond, 4.75%, 7/4/2034	AAA/Aaa	4,122,376
1,105,000	Germany, Government of, Bond, 5.50%, 1/4/2031	AAA/Aaa	1,659,284
1,700,000	Spain, Government of, Bond, 5.50%, 7/30/2017	AAA/Aaa	2,374,347
	TOTAL		32,264,358
	Supranational--0.2%
310,000	Corp Andina De Fomento, Unsub., 6.375%, 6/18/2009	A/A2	401,528
	Telecommunications & Cellular--6.3%
1,500,000	Deutsche Telekom AG, Company Guarantee, 6.625%, 7/11/2011	A-/A3	2,042,353
3,200,000	Deutsche Telekom International Finance BV, Company Guarantee, 6.375%, 7/11/2006	A-/A3	3,841,844
Foreign Currency Par Amount or Principal Amount		Credit Rating	Value in U.S. Dollars
	BONDS--continued
	EURO--continued
	Telecommunications & Cellular--continued
$2,500,000	MMO2 PLC, Sr. Unsub., (Series EMTN), 6.375%, 1/25/2007	BBB-/Baa2	$3,060,243
1,500,000	Telekomunikacja Polska S.A. Eurofinance BV, Company Guarantee, (Series EMTN), 6.625%, 3/1/2006	BBB/Baa2	1,784,771
	TOTAL		10,729,211
	TOTAL EURO		61,994,937
	FRENCH FRANC--1.5%
	Finance - Automotive--1.5%
14,500,000	Ford Motor Credit Co., Note, 6.75%, 3/13/2006	BB+/Baa3	2,609,652
	JAPANESE YEN--35.9%
	Banking--18.9%
235,000,000	Bank Nederlandse Gemeenten, Sr. Unsub., 0.80%, 9/22/2008	AAA/Aaa	1,986,742
290,000,000	Cie Financement Foncier, Collateral Trust, (Series EMTN), 0.60%, 3/23/2010	AAA/Aaa	2,415,658
460,000,000	DePfa ACS Bank, Collateral Trust, 0.75%, 9/22/2008	AAA/Aaa	3,882,222
120,000,000	DePfa ACS Bank, (Series EMTN), 1.65%, 12/20/2016	AAA/Aaa	1,006,744
500,000,000	European Investment Bank, 1.40%, 6/20/2017	AAA/Aaa	4,122,569
580,000,000	KFW International Finance, 1.75%, 3/23/2010	AAA/Aaa	5,072,156
495,000,000	Landwirtschaftliche Rentenbank, Foreign Govt. Guarantee, (Series EMTN), 1.375%, 4/25/2013	AAA/Aaa	4,192,069
555,000,000	OEK Oest. Kontrollbank, Gilt, 1.80%, 3/22/2010	AAA/Aaa	4,861,172
500,000,000	Pfandbriefstelle der Oesterreichischen Landes & Hypothekenbanken, Sr. Unsub., (Series EMTN), 1.60%, 2/15/2011	AAA/Aaa	4,337,075
	TOTAL		31,876,407
	Finance--2.4%
500,000,000	General Electric Capital Corp., Sr. Unsub., (Series EMTN), 1.00%, 3/21/2012	AAA/Aaa	4,119,857
	Financial Intermediaries--2.6%
500,000,000	Eksportfinans, Bond, 1.80%, 6/21/2010	AA+/Aaa	4,377,974
	Sovereign--6.2%
400,000,000	Italy, Government of, Bond, 1.80%, 2/23/2010	AA-/Aa2	3,500,876
450,000,000	Japan, Government of, Bond, 0.50%, 6/20/2013	AA-/A2	3,573,889
425,000,000	Japan, Government of, Bond, 0.80%, 3/20/2013	AA-/Aa	3,466,082
	TOTAL		10,540,847
Foreign Currency Par Amount or Principal Amount		Credit Rating	Value in U.S. Dollars
	BONDS--continued
	JAPANESE YEN--continued
	State/Provincial--2.9%
$550,000,000	Ontario, Province of, Note, (Series EMTN), 1.875%, 1/25/2010	AA/Aa2	$4,830,461
	Supranational--2.9%
563,000,000	Inter-American Development Bank, 1.90%, 7/8/2009	AAA/Aaa	4,939,936
	TOTAL JAPANESE YEN		60,685,482
	MEXICAN PESO--2.9%
	Sovereign--2.9%
24,000,000	Mexico, Government of, Bond, 8.00%, 12/19/2013	A/Baa1	2,207,218
26,400,000	Mexico, Government of, Bond, 9.50%, 12/18/2014	A	2,636,249
	TOTAL MEXICAN PESO		4,843,467
	NEW ZEALAND DOLLAR--1.0%
	State/Provincial--1.0%
2,500,000	Ontario, Province of, (Series GMTN), 6.25%, 6/16/2015	AA/Aa2	1,702,882
	SWEDISH KRONA--4.0%
	Sovereign--4.0%
8,000,000	Sweden, Government of, Bond, 5.25%, 3/15/2011	AAA/Aaa	1,093,720
42,350,000	Sweden, Government of, Deb., 6.50%, 5/5/2008	AAA/Aaa	5,713,203
	TOTAL SWEDISH KRONA		6,806,923
	SWISS FRANC--1.3%
	Brokerage--1.3%
2,700,000	Credit Suisse First Boston (Europe) Ltd., London, Jr. Sub. Note, 4.375%, 7/29/2049	A-/A1	2,129,985
	TOTAL BONDS (IDENTIFIED COST $175,141,777)		166,237,795
	REPURCHASE AGREEMENT--0.4%
754,000	Interest in $3,275,000,000 joint repurchase agreement 4.04%, dated 11/30/2005 under which Bank of America N.A., will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $3,275,367,528 on 12/1/2005. The market value of the underlying security at the end of the period was $3,340,500,000 (AT AMORTIZED COST)		754,000
	TOTAL INVESTMENTS--98.8% (IDENTIFIED COST $175,895,777) [1]		166,991,795
	OTHER ASSETS AND LIABILITIES - NET--1.2%		2,026,657
	TOTAL NET ASSETS--100%		$169,018,452

1 The cost of investments for federal tax purposes amounts to $177,548,536.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2005

Assets:
Total investments in securities, at value (identified cost $175,895,777)		$166,991,795
Cash denominated in foreign currency (identified cost $4,380,902)		4,384,252
Cash		879
Income receivable		3,058,417
Receivable for shares sold		1,093,022
Receivable for foreign currency exchange contracts		18,960
TOTAL ASSETS		175,547,325
Liabilities:
Payable for investments purchased	$4,159,496
Payable for shares redeemed	1,431,053
Payable for foreign exchange currency contracts	761,871
Payable for distribution services fee (Note 5)	39,678
Payable for shareholder services fee (Note 5)	30,398
Accrued expenses	106,377
TOTAL LIABILITIES		6,528,873
Net assets for 15,695,878 shares outstanding		$169,018,452
Net Assets Consist of:
Paid-in capital		$174,549,260
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(9,736,481)
Accumulated net realized loss on investments, options and foreign currency transactions		(3,400,719)
Undistributed net investment income		7,606,392
TOTAL NET ASSETS		$169,018,452
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($118,260,837 ÷10,885,287 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$10.86
Offering price per share (100/95.50 of $10.86) [1]		$11.37
Redemption proceeds per share		$10.86
Class B Shares:
Net asset value per share ($14,325,550 ÷ 1,354,095 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$10.58
Offering price per share		$10.58
Redemption proceeds per share (94.50/100 of $10.58) [1]		$10.00
Class C Shares:
Net asset value per share ($36,432,065 ÷ 3,456,496 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$10.54
Offering price per share (100/99.00 of $10.54) [1]		$10.65
Redemption proceeds per share (99.00/100 of $10.54) [1]		$10.43

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2005

Investment Income:
Interest			$5,091,910
Expenses:
Investment adviser fee (Note 5)		$1,334,939
Administrative personnel and services fee (Note 5)		230,000
Custodian fees		61,229
Transfer and dividend disbursing agent fees and expenses		183,599
Directors'/Trustees' fees		6,231
Auditing fees		23,895
Legal fees		7,472
Portfolio accounting fees		51,001
Distribution services fee--Class A Shares (Note 5)		302,318
Distribution services fee--Class B Shares (Note 5)		125,228
Distribution services fee--Class C Shares (Note 5)		302,746
Shareholder services fee--Class A Shares (Note 5)		241,500
Shareholder services fee--Class B Shares (Note 5)		41,743
Shareholder services fee--Class C Shares (Note 5)		100,831
Share registration costs		47,040
Printing and postage		22,627
Insurance premiums		8,866
Taxes		16,743
Interest Expense		1,239
Miscellaneous		5,181
TOTAL EXPENSES		3,114,428
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(844,583)
Waiver of administrative personnel and services fee (Note 5)	(43,221)
Waiver of distribution services fee--Class A Shares (Note 5)	(219,025)
Reimbursement of shareholder services fee--Class A Shares	(101,048)
TOTAL WAIVERS AND REIMBURSEMENT		(1,207,877)
Net expenses			1,906,551
Net investment income			3,185,359
Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency:
Net realized gain on investments, options and foreign currency transactions			6,186,900
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(26,817,209)
Net realized and unrealized loss on investments, options and foreign currency			(20,630,309)
Change in net assets resulting from operations			$(17,444,950)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,185,359	$2,980,877
Net realized gain on investments, options and foreign currency transactions	6,186,900	5,785,659
Net change in unrealized appreciation/ depreciation of investments and translation of assets and liabilities in foreign currency	(26,817,209)	9,737,274
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(17,444,950)	18,503,810
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,684,738)	(5,723,276)
Class B Shares	(820,104)	(1,030,474)
Class C Shares	(1,895,665)	(1,563,016)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,400,507)	(8,316,766)
Share Transactions:
Proceeds from sale of shares	110,874,946	83,303,594
Net asset value of shares issued to shareholders in payment of distributions declared	4,860,849	4,597,074
Cost of shares redeemed	(77,439,516)	(69,375,488)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	38,296,279	18,525,180
Change in net assets	12,450,822	28,712,224
Net Assets:
Beginning of period	156,567,630	127,855,406
End of period (including undistributed net investment income of $7,606,392 and $8,383,581, respectively)	$169,018,452	$156,567,630

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2005

1. ORGANIZATION

Federated International Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated International Bond Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to obtain a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined .. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gain and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At November 30, 2005, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Purchased:
1/18/2006	6,616,113 Australian Dollar	$ 4,861,189	$4,880,149	$ 18,960
12/12/2005	5,000,000 Euro Dollar	6,091,247	5,898,831	(192,416)
2/9/2006	2,896,102,500 Japanese Yen	24,620,441	24,380,186	(240,255)
Contracts Sold:
12/12/2005	7,203,200 Canadian Dollar	$ 6,091,247	$6,176,555	$ (85,308)
2/9/2006	20,981,537 Euro Dollar	24,620,441	24,830,838	(210,397)
1/18/2006	52,000,000 Mexican Peso	4,861,189	4,894,684	(33,495)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(742,911)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended November 30	2005		2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,484,811	$87,740,731	4,962,902	$57,679,432
Shares issued to shareholders in payment of distributions declared	259,793	3,096,734	272,571	3,088,224
Shares redeemed	(4,931,033)	(57,126,693)	(4,709,494)	(54,245,929)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,813,571	$33,710,772	525,979	$6,521,727

Year Ended November 30	2005		2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	483,403	$5,599,362	545,993	$6,237,015
Shares issued to shareholders in payment of distributions declared	49,370	577,631	57,330	638,088
Shares redeemed	(617,854)	(7,113,474)	(558,722)	(6,297,739)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(85,081)	$(936,481)	44,601	$577,364

Year Ended November 30	2005		2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,523,745	$17,534,853	1,703,062	$19,387,147
Shares issued to shareholders in payment of distributions declared	101,844	1,186,484	78,447	870,762
Shares redeemed	(1,170,552)	(13,199,349)	(784,904)	(8,831,820)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	455,037	$5,521,988	996,605	$11,426,089
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,183,527	$38,296,279	1,567,185	$18,525,180

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for current foreign currency transactions, reclass of gain/loss on foreign currency exchange contracts, reclass of option gain/loss to ordinary income and discount accretion/premium amortization on debt securities.

For the year ended November 30, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Losses
$4,437,959	$(4,437,959)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2004 and 2005 was as follows:

	2005	2004
Ordinary income [1]	$8,400,507	$8,316,766

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$6,877,236
Net unrealized depreciation	$(10,646,329)
Capital loss carryforward	$(1,761,715)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the tax deferral of losses on wash sales and discount accretion/premium amortization on debt securities.

At November 30, 2005, the cost of investments for federal tax purposes was $177,548,536. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $10,556,741. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,446,151 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,002,892.

At November 30, 2005, the Fund had a capital loss carryforward of $(1,761,715) which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ (379,152)
2009	$(1,210,965)
2010	$ (171,598)

The Fund used capital loss carryforwards of $(2,629,588) to offset taxable capital gains realized during the year ended November 30, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2005, the Adviser voluntarily waived $844,583 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2005, the net fee paid to FAS was 0.105% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2005, FSC voluntarily waived $219,025 of its fee. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the year ended November 30, 2005, FSC retained $220,487of fees paid by the Fund.

Sales Charges

For the year ended November 30, 2005, FSC retained $43,902 in sales charges from the sale of Class A Shares. FSC also retained $8,169 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended November 30, 2005, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2005, were as follows:

Purchases	$164,997,943
Sales	$130,478,374

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2005, the diversification of countries was as follows:

Country	Percentage of Net Assets
Germany	14.7%
United States	13.7%
United Kingdom	10.3%
Canada	9.7%
Japan	7.1%
France	6.9%
Netherlands	6.2%
Austria	5.4%
Luxembourg	4.4%
Sweden	4.0%
Australia	3.6%
Ireland	2.9%
Mexico	2.9%
Norway	2.6%
Italy	2.1%
Spain	1.4%
Denmark	0.5%

8. LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of November 30, 2005, there were no outstanding loans. During the year ended November 30, 2005, the maximum outstanding borrowing was $2,663,000. The Fund had an average outstanding daily balance of $558,487 with a high and low interest rate of 4.56% and 2.50%, respectively, representing only the days the LOC was utilized. Interest expense totaled $1,239 for the year ended November 30, 2005.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED INTERNATIONAL SERIES, INC. AND SHAREHOLDERS OF FEDERATED INTERNATIONAL BOND FUND:

We have audited the accompanying statement of assets and liabilities of Federated International Bond Fund (the "Fund") (one of the portfolios constituting Federated International Series, Inc.) as of November 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated International Bond Fund, a portfolio of Federated International Series, Inc., at November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
January 13, 2006

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Corporation comprised two portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: March 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd. (Investment advisory subsidiary of Federated) and Passport Research II, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 2000	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing communications and technology).

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: March 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: March 1984	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.; Senior Vice President and Controller of Federated Investors, Inc.

Previous Positions : Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Anderson & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: March 1984	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFCER Began serving: January 2003	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd. (Investment advisory subsidiary of Federated).
Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFCER Began serving: May 2004	Principal Occupations : Robert J. Ostrowski has joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Robert M. Kowit Birth Date: June 27, 1945 VICE PRESIDENT Began serving: November 1999	Robert M. Kowit is Vice President of the Corporation. He has been the Fund's Portfolio Manager since December 1995. Mr. Kowit joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President/Portfolio Manager of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. For the periods ending December 31, 2004, the Fund's performance for both the one and three year periods were above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated International Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420G408
Cusip 31420G507
Cusip 31420G606

3010401 (1/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International Equity Fund

Established 1984

A Portfolio of Federated International Series, Inc.

22ND ANNUAL SHAREHOLDER REPORT

November 30, 2005

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$16.97		$14.51		$12.14		$14.92		$22.14
Income From Investment Operations:
Net investment income (loss)	0.07	[1]	(0.03	) [1]	0.04	[1]	(0.01	) [1]	0.02	[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.06		2.50		2.33		(2.77)		(5.60)
TOTAL FROM INVESTMENT OPERATIONS	1.13		2.47		2.37		(2.78)		(5.58)
Less Distributions:
Distributions from net investment income	--		(0.01)		--		--		--
Distributions from net realized gain on investments and foreign currency transactions	--		--		--		--		(1.64)
TOTAL DISTRIBUTIONS	--		(0.01)		--		--		(1.64)
Net Asset Value, End of Period	$18.10		$16.97		$14.51		$12.14		$14.92
Total Return [2]	6.66	% [3]	17.02	% [4]	19.52%		(18.63)%		(27.32)%

Ratios to Average Net Assets:
Net expenses	1.71	% [5]	1.82	% [5]	1.79	% [5]	1.72	% [5]	1.60%
Net investment income (loss)	0.42%		(0.19)%		0.35%		(0.05)%		0.10%
Expense waiver/reimbursement [6]	0.05%		0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$194,192		$219,439		$210,332		$264,843		$349,203
Portfolio turnover	113%		74%		150%		103%		225%
Redemption fees consisted of the following per share amounts	$0.00	[8]	$0.00	[8]	--		--		--

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.06% on total returns. (See Notes to Financial Statements, Note 5.)

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.07% on the total return. (See Notes to Financial Statements, Note 5.)

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.71%, 1.82%, 1.79% and 1.72% for the years ended November 30, 2005, 2004, 2003, and 2002, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

8 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$15.44		$13.30		$11.22		$13.89		$20.86
Income From Investment Operations:
Net investment income (loss)	(0.06	) [1]	(0.14	) [1]	(0.04	) [1]	(0.10	) [1]	(0.11	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.95		2.28		2.12		(2.57)		(5.22)
TOTAL FROM INVESTMENT OPERATIONS	0.89		2.14		2.08		(2.67)		(5.33)
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--		--		--		--		(1.64)
Net Asset Value, End of Period	$16.33		$15.44		$13.30		$11.22		$13.89
Total Return [2]	5.76%		16.09	% [3]	18.54%		(19.22)%		(27.84)%

Ratios to Average Net Assets:
Net expenses	2.52	% [4]	2.57	% [4]	2.54	% [4]	2.47	% [4]	2.35%
Net investment income (loss)	(0.39)%		(0.95)%		(0.40)%		(0.79)%		(0.64)%
Expense waiver/reimbursement [5]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$34,732		$39,549		$39,772		$41,084		$64,928
Portfolio turnover	113%		74%		150%		103%		225%
Redemption fees consisted of the following per share amounts	$0.00	[7]	$0.00	[7]	--		--		--

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return. (See Notes to Financial Statements, Note 5.)

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.52%, 2.57%, 2.54% and 2.47% for the years ended November 30, 2005, 2004, 2003, and 2002, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

7 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$15.24		$13.12		$11.06		$13.70		$20.59
Income From Investment Operations:
Net investment income (loss)	(0.06	) [1]	(0.13	) [1]	(0.04	) [1]	(0.10	) [1]	(0.10	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.92		2.25		2.10		(2.54)		(5.15)
TOTAL FROM INVESTMENT OPERATIONS	0.86		2.12		2.06		(2.64)		(5.25)
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--		--		--		--		(1.64)
Net Asset Value, End of Period	$16.10		$15.24		$13.12		$11.06		$13.70
Total Return [2]	5.64%		16.16	% [3]	18.63%		(19.27)%		(27.81)%

Ratios to Average Net Assets:
Net expenses	2.52	% [4]	2.57	% [4]	2.54	% [4]	2.47	% [4]	2.35%
Net investment income (loss)	(0.38)%		(0.98)%		(0.40)%		(0.79)%		(0.64)%
Expense waiver/reimbursement [5]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$58,892		$64,211		$66,305		$56,214		$67,125
Portfolio turnover	113%		74%		150%		103%		225%
Redemption fees consisted of the following per share amounts	$0.00	[7]	$0.00	[7]	--		--		--

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return. (See Notes to Financial Statements, Note 5.)

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.52%, 2.57%, 2.54% and 2.47% for the years ended November 30, 2005, 2004, 2003, and 2002, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

7 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

ACTUAL EXPENSES

The first section of the tables below provide information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the tables below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual and current expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the current expenses shown in the first table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments or redemption/ exchange fees. Therefore, the second section of the first table shown below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2005	Ending Account Value 11/30/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,095.00	$ 9.30
Class B Shares	$1,000	$1,089.40	$13.30
Class C Shares	$1,000	$1,089.30	$13.30
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.09	$ 8.95
Class B Shares	$1,000	$1,012.33	$12.81
Class C Shares	$1,000	$1,012.33	$12.81

1 Expenses are equal to the Fund's annualized current net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the expenses paid using the current fees as if they had been in effect throughout the most recent one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.77%
Class B Shares	2.54%
Class C Shares	2.54%

	Beginning Account Value 6/1/2005	Ending Account Value 11/30/2005	Expenses Paid During Period [2]
Actual:
Class A Shares	$1,000	$1,095.00	$ 8.40
Class B Shares	$1,000	$1,089.40	$12.94
Class C Shares	$1,000	$1,089.30	$12.94
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.05	$ 8.09
Class B Shares	$1,000	$1,012.68	$12.46
Class C Shares	$1,000	$1,012.68	$12.26

2 Expenses are equal to the Fund's annualized net expense ratios in effect during the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the expenses paid during the most recent one-half year period). The expense ratios for the Fund were reduced for a one-time expense adjustment during the most recent one-half year period. This table shows the actual expenses paid during the period. The annualized net expense ratios in effect during the period were as follows:

Class A Shares	1.60%
Class B Shares	2.47%
Class C Shares	2.47%

Management's Discussion of Fund Performance

For the 12-month reporting period from December 1, 2004 through November 30, 2005, the Federated International Equity Fund's total returns based on net asset value for Class A Shares, Class B Shares and Class C Shares were 6.66%, 5.76% and 5.64% respectively, underperforming its benchmark the Morgan Stanley Capital International Europe, Australia, and Far East Growth Index (MSCI-EAFE GI), 1 which gained 12.14% on a total return basis. The fund gained 8.42% on a gross basis.

The best performing region was emerging markets, which according to the Morgan Stanley Capital Emerging Markets Free Index (MSCI EMI), 2 rose 32.60%. The second best was Japan, up 21.54%, as per the Morgan Stanley Capital International Japan Index (MSCI Japan Index). 3 In last, was Europe, which rose 10.18%, according to the Morgan Stanley Capital International Europe Index (MSCI Europe Index). 4

1 The MSCI-EAFE GI is a standard unmanaged foreign securities index representing a subset of the MSCI Global Growth Index designed to measure developed market equity performance, excluding the United States and Canada. The MSCI-EAFE GI seeks to measure developed market securities classified as growth by MSCI. MSCI-EAFE GI returns are denominated in U.S. dollars. Investments cannot be made in an index.

2 The MSCI Emerging Markets Free Index is an unmanaged index reflecting approximately 60% of the market capitalization, by industry, in each of 26 emerging market countries. Investments cannot be made in an index.

3 The MSCI Japan Index is an unmanaged index of approximately 300 foreign stock prices, and reflects the common stock prices of the index companies translated into U.S. dollars, assuming reinvestment of all dividends paid by the index stocks net of any applicable foreign taxes. Investments cannot be made in an index.

4 The MSCI Europe Index is an unmanaged, market value-weighted average of the performance of over 500 securities listed on the stock exchanges of 15 countries in the European region. Investments cannot be made in an index.

The bulk of the fund's underperformance stemmed mainly from three sectors and the fund's stock selection in Japan and Australia. The three sector culprits were Industrials, Healthcare, and Consumer Discretionary. In Industrials, the fund was hurt by the German conglomerate Siemens AG , which underperformed as a result of the lack of clarity as to when ongoing restructuring efforts would begin to bear fruit. In the United Kingdom, Hays PLC dragged on performance as investors questioned if higher interest rates would impede the growth rate of Hay's staffing and recruitment operations. In Healthcare, one stock was mainly responsible for the underperformance. Irish drug manufacturer Elan fell 70.1% after an unsuccessful trial of their multiple sclerosis product Tysabri. In the Consumer Discretionary sector, the fund was hurt by Fast Retailing Co .. (Japan) and ITV PLC (United Kingdom). Fast Retailing Co .. failed to exhibit the "same-store-sales" trends we were looking for and ITV PLC was negatively impacted by a longer than expected downturn in United Kingdom advertising growth.

On a country basis, the fund's stock selection in Japan and Australia dragged on performance. Japanese data services provider, Net One Systems Co .., issued a profit warning and Astellas Pharmaceutical Inc. failed to perform inline with its Japanese peers. In Australia, the fund's underweight of the energy and commodity space proved to be costly, as commodity prices continued to escalate during the fund's reporting period.

On the positive side, the fund's overweight in the Financials sector and strong stock selection in Telecommunication Services sector helped to offset some of the above mentioned negatives. In Financials, the fund's overweight in Japanese banks, such as Mizuho Financial Group and Mitsubishi UFJ Financial Group, Inc .., helped as the Japanese economy began to show sustained signs of economic growth and the potential for the end of the central bank's "zero interest rate" policy. In Telecommunication Services, the fund's underweight and stock selection in non- benchmark names, such as Hellenic Telecommunications (Greece) and Magyar Telekom (Hungary), proved to be beneficial as both of these firms gained from their restructuring efforts.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International Equity Fund (Class A Shares) (the "Fund") from November 30, 1995 to November 30, 2005 compared to the Morgan Stanley Capital International Europe, Australasia, and Far East Growth Index (MSCI-EAFE GI). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2005
1 Year	0.78%
5 Years	(3.57)%
10 Years	4.50%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund. As of October 1, 1994, the maximum sales charge was 5.50%. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE GI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-EAFE GI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. Indexes are unmanaged and it is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International Equity Fund (Class B Shares) (the "Fund") from November 30, 1995 to November 30, 2005 compared to the Morgan Stanley Capital International Europe, Australasia, and Far East Growth Index (MSCI-EAFE GI). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2005
1 Year	0.26%
5 Years	(3.59)%
10 Years	4.41%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE GI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-EAFE GI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. Indexes are unmanaged and it is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated International Equity Fund (Class C Shares) (the "Fund") from November 30, 1995 to November 30, 2005 compared to the Morgan Stanley Capital International Europe, Australasia, and Far East Growth Index (MSCI-EAFE GI). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2005
1 Year	3.62%
5 Years	(3.43)%
10 Years	4.17%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the maximum contingent deferred sales charge of 1.00%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE GI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The MSCI-EAFE GI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. Indexes are unmanaged and it is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Tables

At November 30, 2005, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
Japan	27.1%
United Kingdom	21.0%
Switzerland	9.6%
France	8.8%
Canada	5.8%
Germany	3.6%
Netherlands	3.4%
Mexico	3.3%
Brazil	2.7%
Finland	2.2%
Luxembourg	2.0%
Spain	1.3%
Taiwan	1.3%
Israel	1.2%
Hong Kong	1.2%
Italy	1.1%
Poland	1.1%
Peru	0.9%
Hungary	0.9%
Korea	0.7%
United States	0.3%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 See Statement of Assets and Liabilities.

At November 30, 2005, the Fund's sector classification composition 3 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	20.2%
Healthcare	19.1%
Energy	12.2%
Consumer Staples	10.5%
Information Technology	10.2%
Consumer Discretionary	8.2%
Telecommunication Services	7.2%
Materials	6.3%
Industrials	5.6%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

3 Except for Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification System (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

November 30, 2005

Shares			Value in U.S. Dollars
		COMMON STOCKS--99.5%
		Brazil--2.7%
101,300		Companhia Vale Do Rio Doce, ADR	$3,833,192
66,100	[1]	Petroleo Brasileiro SA, ADR	4,071,760
		TOTAL	7,904,952
		Canada--5.8%
83,600		EnCana Corp.	3,709,743
68,900		Nexen, Inc.	3,026,131
82,900		Petro-Canada	3,165,641
131,600		Placer Dome, Inc.	2,887,304
79,800		Talisman Energy, Inc.	3,814,723
		TOTAL	16,603,542
		Finland--2.2%
365,300		Nokia Oyj	6,237,345
		France--8.8%
142,300		AXA	4,267,469
40,400		BNP Paribas SA	3,179,745
161,200		France Telecommunications	4,032,761
118,300		Sanofi-Aventis	9,517,031
149,400		Vivendi Universal SA	4,310,165
		TOTAL	25,307,171
		Germany, Federal Republic of--3.6%
38,000		Allianz AG	5,520,856
65,600		Siemens AG	4,959,607
		TOTAL	10,480,463
		Hong Kong--1.2%
351,000		Sun Hung Kai Properties	3,331,461
		Hungary--0.9%
541,724		Magyar Telekom	2,432,462
		Israel--1.2%
165,200	[1]	Check Point Software Technologies Ltd.	3,517,108
		Italy--1.1%
308,000		Bulgari SpA	3,165,769
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Japan--27.1%
57,200		Advantest Corp.	$5,161,239
172,400		Isetan Co.	3,389,115
84,900		Itoen Ltd.	4,068,428
150,600		Japan Synth Rubber	3,655,998
207		Japan Tobacco, Inc.	2,777,384
72,800		Meitec Corp.	2,413,127
206,000		Mitsubishi Estate Co. Ltd.	3,005,813
795		Mitsubishi UFJ Financial Group, Inc.	10,048,451
1,125		Mizuho Financial Group, Inc.	7,888,053
454,000		Nippon Mining Holdings, Inc.	2,974,925
1,027		Nippon Telegraph & Telephone Corp.	4,641,345
45,600		Nitori Co.	3,387,226
27,500		SMC Corp.	3,674,564
199,000		Sharp Corp.	3,071,181
3,300	[1]	Sumco Corp.	127,251
403,000		Sumitomo Trust & Banking Co. Ltd.	3,376,701
69,500		Sundrug Co. Ltd.	3,555,836
119,200		Takeda Pharmaceutical Co. Ltd.	6,519,435
158,800		Terumo Corp.	4,388,896
		TOTAL	78,124,968
		Korea, Republic of--0.7%
3,287		Samsung Electronics Co.	1,893,139
		Luxembourg--2.0%
77,900	[1]	Millicom International Cellular S.A., ADR	1,794,816
34,200		Tenaris SA, ADR	3,823,560
		TOTAL	5,618,376
		Mexico--3.3%
61,600		Fomento Economico Mexicano, SA de C.V., ADR	4,188,184
66,800		Grupo Televisa S.A., GDR	5,303,920
		TOTAL	9,492,104
		Netherlands--3.4%
192,800		ABN AMRO Holdings NV	4,741,352
157,600		ING Groep N.V.	5,092,181
		TOTAL	9,833,533
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Peru--0.9%
97,400		Cia de Minas Buenaventura SA, Class B, ADR	$2,729,148
		Poland--1.1%
94,000		Polski Koncern Naftowy SA	1,695,079
201,700		Telekomunikacja Polska SA	1,447,365
		TOTAL	3,142,444
		Spain--1.3%
300,000		Banco Santander Central Hispano, SA	3,805,282
		Switzerland--9.6%
18,900		Nestle SA	5,567,587
236,500		Novartis AG	12,338,785
64,225		Roche Holding AG	9,610,845
		TOTAL	27,517,217
		Taiwan, Province of China--1.3%
5,325,931		Nanya Technology Corp.	2,677,851
112,200		Taiwan Semiconductor Manufacturing Co., ADR	1,074,876
		TOTAL	3,752,727
		United Kingdom--21.0%
2,092,600		ARM Holdings PLC	4,385,756
166,600	[1]	Amdocs Ltd.	4,403,238
403,700		BP PLC	4,433,626
64,700		British American Tobacco PLC	1,411,272
459,700		Capita Group PLC	3,105,389
590,400		Diageo PLC	8,500,481
361,639		GlaxoSmithKline PLC	8,953,326
989,760		Hays PLC	2,050,360
119,730		Rio Tinto PLC	4,864,425
137,947		Royal Bank of Scotland PLC, Edinburgh	3,919,567
145,300	[1]	Royal Dutch Shell PLC	4,474,585
297,900		Shire PLC	3,643,477
2,942,513		Vodafone Group PLC	6,319,891
		TOTAL	60,465,393
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		United States--0.3%
17,200	[1]	NTL, Inc.	$1,001,556
		TOTAL INVESTMENTS--99.5% (IDENTIFIED COST $257,806,738) [2]	286,356,160
		OTHER ASSETS AND LIABILITIES - NET--0.5%	1,459,806
		TOTAL NET ASSETS--100%	$287,815,966

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $258,419,401.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2005

Assets:
Total investments in securities, at value (identified cost $257,806,738)		$286,356,160
Cash		774,750
Cash denominated in foreign currencies (identified cost $699,766)		682,358
Income receivable		849,552
Receivable for foreign currency exchange contracts		1,609
Receivable for investments sold		4,257,700
Receivable for shares sold		131,692
TOTAL ASSETS		293,053,821
Liabilities:
Payable for investments purchased	$2,186,565
Payable for shares redeemed	1,452,527
Payable for transfer and dividend disbursing agent fees and expenses	372,699
Payable for distribution services fee (Note 5)	58,677
Payable for shareholder services fee (Note 5)	57,895
Payable for funds borrowed	928,730
Payable for foreign currency exchange contracts	6,273
Accrued expenses	174,489
TOTAL LIABILITIES		5,237,855
Net assets for 16,510,824 shares outstanding		$287,815,966
Net Assets Consist of:
Paid-in capital		$437,736,824
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		28,494,680
Accumulated net realized loss on investments and foreign currency transactions		(178,415,538)
TOTAL NET ASSETS		$287,815,966
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($194,191,931 ÷ 10,726,799 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$18.10
Offering price per share (100/94.50 of $18.10) [1]		$19.15
Redemption proceeds per share (98.00/100 of $18.10) [1]		$17.74
Class B Shares:
Net asset value per share ($34,732,056 ÷ 2,126,810 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$16.33
Offering price per share		$16.33
Redemption proceeds per share (92.50/100 of $16.33) [1]		$15.11
Class C Shares:
Net asset value per share ($58,891,979 ÷ 3,657,215 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$16.10
Offering price per share (100/99.00 of $16.10) [1]		$16.26
Redemption proceeds per share (97.00/100 of $16.10) [1]		$15.62

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2005

Investment Income:
Dividends (including $53 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $617,495)			$6,231,621
Interest			89,383
TOTAL INVESTMENT INCOME			6,321,004
Expenses:
Investment adviser fee (Note 5)		$2,965,646
Administrative personnel and services fee (Note 5)		237,483
Custodian fees		150,677
Transfer and dividend disbursing agent fees and expenses		935,251
Directors'/Trustees' fees		7,494
Auditing fees		23,895
Legal fees		7,765
Portfolio accounting fees		60,836
Distribution services fee--Class B Shares (Note 5)		273,953
Distribution services fee--Class C Shares (Note 5)		458,122
Shareholder services fee--Class A Shares (Note 5)		467,250
Shareholder services fee--Class B Shares (Note 5)		91,317
Shareholder services fee--Class C Shares (Note 5)		152,326
Share registration costs		53,347
Printing and postage		45,579
Insurance premiums		9,992
Taxes		15,666
Interest expense		1,962
Miscellaneous		9,341
TOTAL EXPENSES		5,967,902
Waivers, Reimbursement and Expense Reductions:
Waiver of administrative personnel and services fee (Note 5)	$(11,500)
Reimbursement of shareholder services fee--Class A Shares (Note 5)	(99,345)
Fees paid indirectly from directed brokerage arrangements	(4,667)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTIONS		(115,512)
Net expenses			5,852,390
Net investment income			468,614
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $2,861)			50,330,634
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(36,894,543)
Net realized and unrealized gain on investments and foreign currency transactions			13,436,091
Change in net assets resulting from operations			$13,904,705

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$468,614	$(1,396,401)
Net realized gain on investments and foreign currency transactions	50,330,634	38,343,602
Net increase due to reimbursement from Adviser (Note 5)	--	41,291
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(36,894,543)	12,015,961
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,904,705	49,004,453
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	--	(122,271)
Share Transactions:
Proceeds from sale of shares	74,620,553	95,157,998
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Global Equity Fund	22,866,236	--
Net asset value of shares issued to shareholders in payment of distributions declared	--	92,429
Cost of shares redeemed	(146,773,870)	(137,343,619)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(49,287,081)	(42,093,192)
Change in net assets	(35,382,376)	6,788,990
Net Assets:
Beginning of period	323,198,342	316,409,352
End of period	$287,815,966	$323,198,342

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2005

1. ORGANIZATION

Federated International Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated International Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to obtain a total return on its assets.

On July 23, 2005, the Fund received assets from Federated Global Equity Fund as the result of a tax-free reorganization, as follows:

	Shares of the Fund Issued	Federated Global Equity Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of Fund Prior to Combination	Net Assets of Federated Global Equity Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Class A	1,081,576	$18,343,531	$ 708,411	$181,690,813	$18,343,531	$200,034,344
Class B	188,833	2,900,470	130,669	33,995,874	2,900,470	36,896,344
Class C	107,078	1,622,235	213,825	58,754,555	1,622,235	60,376,790
TOTAL	1,377,487	$22,866,236	$1,052,905	$274,441,242	$22,866,236	$297,307,478

1 Unrealized appreciation is included in the Federated Global Equity Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At November 30, 2005, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Sold:
12/1/2005	1,268,998 Euro	$1,492,341	$1,496,149	$(3,808)
12/2/2005	510,693 Great Britain Pounds	$ 883,167	$ 884,776	$ 1,609
12/5/2005	985,642 Euro	$1,162,131	$1,159,666	$(2,465)
NET UNREALIZED DEPRECIATION OF FOREIGN EXCHANGE CONTRACTS				$(4,664)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended November 30	2005		2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,875,074	$52,922,694	4,304,907	$67,501,490
Shares issued in connection with tax-free transfer of assets from Federated Global Equity Fund	1,081,576	18,343,531	--	--
Shares issued to shareholders in payment of distributions declared	--	--	6,037	92,429
Shares redeemed	(6,161,152)	(106,395,346)	(5,878,290)	(91,389,017)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,204,502)	$(35,129,121)	(1,567,346)	$(23,795,098)

Year Ended November 30	2005		2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	218,132	$3,938,195	321,976	$4,609,686
Shares issued in connection with tax-free transfer of assets from Federated Global Equity Fund	188,833	2,900,470	--	--
Shares redeemed	(841,373)	(13,211,685)	(751,268)	(10,750,361)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(434,408)	$(6,373,020)	(429,292)	$(6,140,675)

Year Ended November 30	2005		2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,091,827	$17,759,664	1,629,704	$23,046,822
Shares issued in connection with tax-free transfer of assets from Federated Global Equity Fund	107,078	1,622,235	--	--
Shares redeemed	(1,754,925)	(27,166,839)	(2,471,870)	(35,204,241)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(556,020)	$(7,784,940)	(842,166)	$(12,157,419)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,194,930)	$(49,287,081)	(2,838,804)	$(42,093,192)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, expiration of capital loss carryforwards and net operating losses.

For the year ended November 30, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Accumulated Net Investment Income	Accumulated Net Realized Loss
$(386,897)	$(468,612)	$855,509

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

As of November 30, 2005, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$27,882,017
Capital loss carryforward	$(177,802,873)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the tax deferral of losses on wash sales.

At November 30, 2005, the cost of investments for federal tax purposes was $258,419,401. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $27,936,759. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,945,854 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,009,095.

At November 30, 2005, the Fund had a capital loss carryforward of $(177,802,873) which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$ (17,378)
2009	$(86,414,741)
2010	$(84,265,416)
2011	$ (7,105,338)

As a result of the tax-free transfer of assets from IAI International Fund and Federated Global Equity Fund, certain capital loss carryforwards listed above may be limited.

The Fund used capital loss carryforwards of $(55,308,710) to offset taxable capital gains realized during the year ended November 30, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in this fund are recorded as income in the accompanying financial statements and totaled $53 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the year ended November 30, 2005, FSC retained $135,626 of fees paid by the Fund.

Sales Charges

For the year ended November 30, 2005, FSC retained $17,967 in sales charges from the sale of Class A Shares. FSC also retained $390 of contingent deferred sales charges relating to redemptions of Class A Shares and $1,442 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in-capital. For the year ended November 30, 2005, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $2,521, $472 and $672, respectively.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended November 30, 2005, FSSC retained $35,542 of fees paid by the Fund.

Commencing on August 1, 2005, and continuing through November 29, 2005, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder services fee agreements. This reimbursement amounted to $99,345 for the year ended November 30, 2005.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended November 30, 2005, the Fund's expenses were reduced by $4,667 under these arrangements.

Other

Federated retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund retained a financial expert to assess the impact of these trading practices. In accordance with findings of the financial expert, the Fund's Adviser made a contribution to the Fund during the fiscal year ended 2004 of $41,291. The total amount relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2005, were as follows:

Purchases	$332,631,201
Sales	$393,925,880

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2005, the diversification of sectors was as follows:

Sector	Percentage of Net Assets
Financials	20.2%
Healthcare	19.1%
Energy	12.2%
Consumer Staples	10.5%
Information Technology	10.2%
Consumer Discretionary	8.2%
Telecommunication Services	7.2%
Materials	6.3%
Industrials	5.6%

8. LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of November 30, 2005, there was an outstanding loan of $932,000. During the year ended November 30, 2005, the maximum outstanding borrowing was $3,742,000. The Fund had an average outstanding daily balance of $788,232 with a high and low interest rate of 4.56% and 2.75%, respectively, representing only the days the LOC was utilized. Interest expense totaled $1,962 for the year ended November 30, 2005.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED INTERNATIONAL SERIES, INC. AND SHAREHOLDERS OF FEDERATED INTERNATIONAL EQUITY FUND:

We have audited the accompanying statement of assets and liabilities of Federated International Equity Fund (the "Fund") (one of the portfolios constituting Federated International Series, Inc.) as of November 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated International Equity Fund, a portfolio of Federated International Series, Inc., at November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
January 13, 2006

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Corporation comprised two portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: March 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd. (Investment advisory subsidiary of Federated) and Passport Research II, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 2000	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing communications and technology).

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: March 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: March 1984	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.; Senior Vice President and Controller of Federated Investors, Inc.

Previous Positions : Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Anderson & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: March 1984	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFCER Began serving: January 2003	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd. (Investment advisory subsidiary of Federated).
Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFCER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski has joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Robert M. Kowit Birth Date: June 27, 1945 VICE PRESIDENT Began serving: November 1999	Robert M. Kowit is Vice President of the Corporation. Mr. Kowit joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President/Portfolio Manager of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated International Equity Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420G101
Cusip 31420G200
Cusip 31420G309

G00267-01 (1/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy,
Jr., Nicholas P. Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            (a) Audit Fees billed to the registrant for the two most recent fiscal years:

                        Fiscal year ended 2005 - $48,766

                        Fiscal year ended 2004 - $36,968

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $161

                  Fiscal year ended 2004 - $0

                  Transfer agent testing.

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X,
      $111,502 and $16,500 respectively.  Sarbanes Oxley sec. 302 procedures.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman. The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues
                  paid by the registrant, the registrant's adviser (not
                  including any sub-adviser whose role is primarily
                  portfolio management and is subcontracted with or
                  overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with
                  the investment adviser that provides ongoing services to
                  the registrant to its accountant during the fiscal year
                  in which the services are provided;
(2)   Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is
                  primarily portfolio management and is subcontracted with
                  or overseen by another investment adviser), and any
                  entity controlling, controlled by, or under common
                  control with the investment adviser that provides ongoing
                  services to the registrant  at the time of the engagement
                  to be non-audit services; and
(3)               Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA
(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2005 - $199,898

            Fiscal year ended 2004 - $320,456

(h) The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment
            Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated International Series, Inc.

By          /S/ Richard A. Novak
            Name:  Richard A. Novak
            Title:  Principal Financial Officer
            (insert name and title)
Date        January 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            Name:  J. Christopher Donahue
            Title:  Principal Executive Officer
Date        January 24, 2006

By          /S/ Richard A. Novak
            Name:  Richard A. Novak
            Title:  Principal Financial Officer
Date        January 24, 2006